Events after the reporting period	12 Months Ended
Mar. 31, 2018
Events After The Reporting Period [Abstract]
Events after the reporting period
Events after the reporting period

Other than the item below, the directors are not aware of any matter material or otherwise arising since March 31, 2018 and up to the date of this report, not otherwise dealt with herein.

Dividend declared
On May 8, 2018 the Board declared in respect of the fourth quarter of fiscal 2018 which ended on March 31, 2018, a dividend of 3 South African cents per ordinary share that was paid on June 4, 2018.